Related Parties - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Construction in progress | Cochlear Limited
Related Party Transactions
Additions		€ 600,000
R&D Collaboration
Related Party Transactions
Collaboration agreements led to financial impact		766,000
R&D Collaboration | Cochlear Limited
Related Party Transactions
Financial Impact Of Collaboration		182,000
Collaboration agreements led to financial impact	€ 0	€ 766,000	€ 2,000,000